Amplify Emerging Markets FinTech ETF
Schedule of Investments
July 31, 2023 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 96.3%
Banking - 9.2%
Bank BTPN Syariah Tbk PT	367,000	$51,838
Bank Jago Tbk PT (a)	412,900	79,678
NU Holdings Ltd. - Class A (a)	11,268	89,693
TCS Group Holding PLC - GDR (a) (b) (c)	2,536	–
		221,209
Digital Assets - 4.8%
Danal Co. Ltd. (a)	17,880	51,761
Discovery Ltd. (a)	7,216	64,107
		115,868
Fintech Software - 7.8%
Bairong, Inc. (a) (d)	23,500	29,892
Global Digital Niaga Tbk PT (a)	1,802,900	54,278
GoTo Gojek Tokopedia Tbk PT (a)	8,691,900	65,132
Linklogis, Inc. - Class B (d)	93,000	36,729
		186,031
Insurance - 3.8%
Ping An Insurance Group Co. of China Ltd.	5,000	36,064
Renaissance Insurance Group JSC (a) (b)	196,320	–
Waterdrop, Inc. - ADR (a)	11,244	20,801
ZhongAn Online P&C Insurance Co. Ltd. - Class H (a) (d)	10,500	34,198
		91,063
Investment & Trading - 10.1%
Futu Holdings Ltd. - ADR (a)	1,292	77,778
Up Fintech Holding Ltd. - ADR (a)	11,284	50,101
XP, Inc. - Class A (a)	4,184	113,010
		240,889
Lending & Credit - 11.0%
FinVolution Group - ADR	8,508	49,942
Kaspi.KZ JSC - GDR (c)	712	65,290
LexinFintech Holdings Ltd. - ADR (a)	14,620	43,860
Lufax Holding Ltd. - ADR	18,808	33,478
Qifu Technology, Inc. - ADR	1,936	38,643
Yixin Group Ltd. (d)	281,500	31,764
		262,977
Payment - 48.1%
Alibaba Group Holding Ltd. (a)	3,000	37,506
Dlocal Ltd. (a)	4,120	62,500
EVERTEC, Inc.	1,756	69,064
Forth Smart Service PCL - NVDR	208,085	55,929
Grab Holdings Ltd. (a)	20,168	77,243
Green World FinTech Service Co. Ltd.	4,040	61,127
Jumia Technologies AG - ADR (a) (e)	21,828	106,739
Kakaopay Corp. (a)	1,372	54,034
Kginicis Co. Ltd.	5,792	50,029
MercadoLibre, Inc. (a)	46	56,950
Network International Holdings PLC (a) (d)	11,560	57,472
Pagseguro Digital Ltd. - Class A (a)	6,064	68,887
PAX Global Technology Ltd.	72,000	58,348
Sea Ltd. - ADR (a)	756	50,289
Starbox Group Holdings Ltd. (a) (e)	17,672	68,391
StoneCo. Ltd. - Class A (a)	4,748	68,799
Tencent Holdings Ltd.	700	31,811
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	26,900	85,274
Yeahka Ltd. (a)	12,000	29,235
		1,149,627
Real Estate Services - 1.5%
KE Holdings, Inc. - ADR (a)	2,068	36,025
Total Common Stock (Cost $3,249,474)		2,303,689

MONEY MARKET FUNDS - 1.2%
Invesco Government & Agency Portfolio - Institutional Class - 5.10% (f)	29,257	29,257
Total Money Market Fund (Cost $29,257)		29,257
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.1%
First American Government Obligations Fund - Class X - 5.18% (f)	146,279	146,279
Total Investments Purchased with Proceeds from Securities Lending (Cost $146,279)		146,279
Total Investments - 103.6%
(Cost $3,425,009)		$2,479,225

Percentages are based on Net Assets of $2,391,533.

ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt
NVDR -	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)
Illiquid security. At July 31, 2023, the value of these securities amounted to $0 or 0.0% of net assets. The Fund has fair valued these securities. Value is determined using significant unobservable inputs.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines.  At July 31, 2023 the value of these securities amounted to $65,290 or 2.7% of net assets.

(d)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines.  At July 31, 2023, the value of these securities amounted to $190,055 or 7.9% of net assets.

(e)	All or a portion of this security is out on loan as of July 31, 2023. Total value of securities out on loan is $149,976 or 6.3% of net assets.
(f)	Seven-day yield as of July 31, 2023.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended July 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2023, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last trade price.

The Trust's valuation procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the Valuation Designee, pursuant to procedures established by the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of July 31, 2023:

Category
Investments in Securities
Assets
Level 1
Common Stocks
Brazil	$ 425,663
China	540,049
Germany	106,739
Hong Kong	136,127
Indonesia	250,925
Kazakhstan	65,290
Malaysia	68,391
Puerto Rico	69,062
Singapore	127,533
South Africa	64,107
South Korea	155,824
Taiwan	61,127
Thailand	55,929
United Arab Emirates	57,472
Uruguay	119,451
Money Market Funds
United States	29,257
Investments Purchased with Proceeds from Securities Lending
United States	146,279
Total Level 1	2,479,225
Level 2	-
Total Level 2	-
Level 3	-
Common Stocks
Cyprus	0
Russia	0
Total Level 3	0
Total	$ 2,479,225

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2023, there were no transfers into or out of Level 3 for the Fund. Below is a reconciliation of securities in Level 3 for the Fund.

EMFQ	Balance as of 10/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Corporate Action	Transfers In/ Out of Level 3	Balance as of 07/31/2023	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 07/31/2023
Common Stocks	$0	$-	$-	$-	$-	$-	$-	$0	$-

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

EMFQ			Fair Value as of 07/31/23	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Common Stocks			$0	Market Approach	No Market Activity	-	Increase

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of July 31, 2023, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.